Lincoln Hedged S&P 500 Conservative Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–52.04%
INVESTMENT COMPANY–52.04%
Equity Fund–52.04%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA S&P 500 Index Fund	254,952	$7,644,221
Total Affiliated Investment (Cost $7,031,648)		7,644,221
UNAFFILIATED INVESTMENTS–53.18%
INVESTMENT COMPANY–0.27%
Money Market Fund–0.27%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.94%)	38,850	38,850
Total Investment Company (Cost $38,850)		38,850

	Number of Contracts

OPTIONS PURCHASED–52.91%
CENTRALLY CLEARED–52.91%
Call Options–50.57%
S&P 500 Mini Index Strike price $10.77, expiration date 3/19/25, notional amount $35,541	33	1,859,163
S&P 500 Mini Index Strike price $10.77, expiration date 6/18/25, notional amount $35,541	33	1,855,864
S&P 500 Mini Index Strike price $10.77, expiration date 12/18/24, notional amount $35,541	33	1,861,834
	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
OPTIONS PURCHASED (continued)
CENTRALLY CLEARED (continued)
Call Options (continued)
S&P 500 Mini Index Strike price $11.41, expiration date 9/17/25, notional amount $37,653	33	$1,850,259
		7,427,120
Put Options–2.34%
S&P 500 Mini Index Strike price $530.39, expiration date 3/19/25, notional amount $3,500,574	66	63,246
S&P 500 Mini Index Strike price $530.39, expiration date 6/18/25, notional amount $3,500,574	66	89,409
S&P 500 Mini Index Strike price $530.39, expiration date 12/18/24, notional amount $3,500,574	66	32,545
S&P 500 Mini Index Strike price $561.89, expiration date 9/17/25, notional amount $3,708,474	66	159,137
		344,337
Total Options Purchased (Cost $7,519,955)		7,771,457
Total Unaffiliated Investments (Cost $7,558,805)		7,810,307

TOTAL INVESTMENTS–105.22% (Cost $14,590,453)	15,454,528

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(4.88)%
CENTRALLY CLEARED–(4.88)%
Call Options–(4.29)%
S&P 500 Mini Index Strike price $582.51, expiration date 3/19/25, notional amount $(3,844,566)	(66)	(163,590)
S&P 500 Mini Index Strike price $599.91, expiration date 6/18/25, notional amount $(3,959,406)	(66)	(151,841)
S&P 500 Mini Index Strike price $566.29, expiration date 12/18/24, notional amount $(3,737,514)	(66)	(167,912)
S&P 500 Mini Index Strike price $615.93, expiration date 9/17/25, notional amount $(4,065,138)	(66)	(146,279)
(629,622)
Put Options–(0.59)%
S&P 500 Mini Index Strike price $413.72, expiration date 3/19/25, notional amount $(2,730,552)	(66)	(14,886)
S&P 500 Mini Index Strike price $413.72, expiration date 6/18/25, notional amount $(2,730,552)	(66)	(23,684)
S&P 500 Mini Index Strike price $413.72, expiration date 12/18/24, notional amount $(2,730,552)	(66)	(5,347)
Lincoln Hedged S&P 500 Conservative Fund–1

Lincoln Hedged S&P 500 Conservative Fund
Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
CENTRALLY CLEARED (continued)
Put Options (continued)
S&P 500 Mini Index Strike price $438.29, expiration date 9/17/25, notional amount $(2,892,714)	(66)	$(43,292)
(87,209)
Total Options Written (Premiums received $(506,422))		(716,831)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.34%)		(50,196)
NET ASSETS APPLICABLE TO 1,358,068 SHARES OUTSTANDING–100.00%		$14,687,501

✧✧Standard Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes.
Lincoln Hedged S&P 500 Conservative Fund–2

Lincoln Hedged S&P 500 Conservative Fund
Notes
September 30, 2024 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2024, were as follows:
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Number of Shares 09/30/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-52.04%@
Equity Fund-52.04%@
✧✧LVIP SSGA S&P 500 Index Fund	$3,400,287	$5,390,000	$1,464,679	$105,917	$212,696	$7,644,221	254,952	$—	$—

@ As a percentage of Net Assets as of September 30, 2024.
✧✧ Standard Class shares.
Lincoln Hedged S&P 500 Conservative Fund–3